3. LIQUIDITY AND FINANCIAL CONDITION AND MANAGEMENT'S PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
3. LIQUIDITY AND FINANCIAL CONDITION AND MANAGEMENT'S PLANS

The Company incurred a net loss of approximately $54 million, including stock-based compensation charge of approximately $26 million for the period from March 11, 2011 (inception) to September 30, 2013. At September 30, 2013, the Company had a cash balance of approximately $13,500,000 and a working capital deficit of approximately $10 million; however, the working capital deficit includes a derivative liability of approximately $22.2 million for warrants issued in financing transactions. The Company’s accumulated deficit amounted to approximately $54 million at September 30, 2013.

The Company has principally financed its operations from inception using proceeds from sales of its equity securities in a series of private placement transactions (see Note 11). The Company to date has no revenues, significantly limited capital resources and is subject to all of the risks and uncertainties that are typical of a development stage enterprise. Significant uncertainties include, among others, whether it will be able to raise the additional capital it needs to finance the start of its planned operations and whether such operations, if launched, will enable the Company to become a profitable enterprise.

On August 14, 2013, the Company and the investors who participated in the private placement transaction that the Company completed on February 14, 2013, entered into the first amendment to the registration rights agreement (the “Amended Registration Rights Agreement”) associated with that transaction. The Amended Registration Rights Agreement provides, among other things, for (i) a waiver of any and all liquidated damages that the Company incurred for its inability to cause the a registration statement to be declared effective within certain contractually defined time-frames stipulated in the original agreement; (ii) a commitment on the part of the investors in the February private placement to participate in a private placement transaction that the Company completed on August 15, 2013, and (iii) a covenant on the part of the Company to proceed with the sale of shares that were issued under the August 15, 2013 private placement transaction.  In exchange, the Company paid an aggregate fee to these investors of $2,495,256 consisting of (i) 73,710 shares of the Company’s common stock with an aggregate fair value of $331,695 (based on the selling price of $4.50 per share in the August financing transaction); (ii) cash in the amount of $1,835,000; and (iii) warrants to purchase 98,756 shares of common stock with a fair value of $328,561. The investors were also given the option to purchase shares of the Company’s common stock at $4.50 as a use of the cash portion of the payment arrangement.  Accordingly, $946,196 of the cash portion of the fee was settled in cash and the remainder was settled by the issuance of 197,512, shares. Additionally, the Company paid $103,425 to an investor to whom the Company sold shares in a private placement transaction in January 2013 and who participated in the August 2013 private placement transaction. This payment was settled entirely by the issuance of 20,685 shares of the Company’s common stock at a value of $5.00 per share (see Note 11)

On August 16, 2013, the Company announced that it had signed an agreement with a major pharmaceutical company for the exclusive right to negotiate a royalty-bearing U.S. license for a product to be developed for the treatment of Autism and Schizophrenia. Pursuant to the exclusivity agreement, the Company paid the major pharmaceutical company a non-refundable upfront fee of $2 million and will have an exclusive period of 120 days to negotiate a license agreement (see Note 13). The Company is in active negotiations to consummate a license agreement. If a definitive license agreement is consummated, the Company will apply the upfront fee to the license and will make a determination as to whether it should be treated as an asset or research and development expense. If no definitive agreement is consummated, the upfront fee will be expensed.

On September 20, 2013, the Company signed an agreement with an individual for the exclusive right to negotiate a royalty-bearing U.S. license for a product to be developed for the treatment of central nervous system disorders. Pursuant to the exclusivity agreement, the Company paid the individual a non-refundable upfront fee of $250,000 and will have an exclusive period ending on December 31, 2013 (see Note 13). The Company is in active negotiations to consummate a license agreement. If a definitive license agreement is consummated, the Company will apply the upfront fee to the license and will make a determination as to whether it should be treated as an asset or research and development expense. If no definitive agreement is consummated, the upfront fee will be expensed.

Effective October 1, 2013, the Company signed a Sponsored Research Agreement (“SRA”) with St. Jude Children’s Research Hospital (“St. Jude”). Unless otherwise terminated by operation of law or by acts of the parties in accordance with the terms of the agreement, the SRA shall be in full force and effect for a period of two (2) years and shall expire on October 1, 2015. The term may be extended by written agreement between the parties. The Company and St. Jude will collaborate on research focused on the study of PKAN disease and other infectious diseases (see Note 13 and Note 14).

In the second quarter of 2013, the Company, its Chief Executive Officer and a related party became parties to a series of agreements to settle up to $2,284,511 of liabilities, which Company management believes are the primary obligation of the related party. The Company paid $593,111 of these settlements in the second quarter on behalf of the related party and had outstanding liabilities of $1,691,400 as of September 30, 2013, which the Company paid as of the date of this filing. Concurrent with the execution and payment of such settlement agreements, the Company entered into indemnification agreements and received promissory notes from the related party whereby the related party agreed to pay the Company the principal amount of $2,284,511 plus interest at an annualized rate of 5% as reimbursement of payments that the Company made to settle a portion of the agreements. The Chief Executive Officer also agreed to deliver or cause to be delivered 47,128 shares of common stock to one of the counter parties as a separate component of one of these agreements. Accordingly, the Company does not believe it is required to record a liability for the shared-based component of this specific agreement during the third quarter ended September 30, 2013. There is uncertainty as to whether the related party will have sufficient liquidity to repay the Company or fund the indemnification agreements should it become necessary (see Note 10).

In addition, on August 29, 2013, the Company entered into and paid an additional settlement agreement for $300,000.

On September 18, 2013, the Company made a proposal to the board of directors of Transcept Pharmaceuticals, Inc. (“Transcept”) to acquire all of the outstanding shares of Transcept’s common stock for $4.00 per share in cash. The proposal has been rejected by Transcept’s board of directors. The Company has invested approximately $3 million and acquired approximately 4.96% of the outstanding common stock of Transcept as part of the proposal process. If Transcept accepts the Company’s proposal to acquire all of its outstanding shares of common stock, the Company will need to obtain additional equity or debt financing to consummate the acquisition and consolidation (see Note 14).

Management believes the Company’s ability to continue its operations depends on its ability to raise capital. The Company’s future depends on the costs, timing, and outcome of regulatory reviews of its product candidates and the costs of commercialization activities, including product marketing, sales and distribution. During the first quarter of 2013, the Company raised an aggregate of approximately $9.95 million in certain private placement transactions. During the third quarter of 2013, the Company raised an additional $24.92 million in aggregate proceeds in connection with a private placement transaction. The Company expects to continue to finance its cash needs through additional private equity offerings and debt financings, corporate collaboration and licensing arrangements and grants from patient advocacy groups, foundations and government agencies. Although management believes that the Company has access to capital resources, there are no commitments for financing in place at this time, nor can management provide any assurance that such financing will be available on commercially acceptable terms, if at all.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The Company incurred a net loss of approximately $33.6 million, including stock-based compensation charge of $24,389,521 for the period from March 11, 2011 (inception) to December 31, 2012.  At December 31, 2012, the Company had a cash balance of approximately $11,000 and a working capital deficiency of approximately $5,766,000. The Company’s accumulated deficit amounted to approximately $33,600,000 at December 31, 2012.

The Company has principally financed its operations from inception using proceeds from sales of its equity securities in a series of private placement transactions (see Note 7). The Company to date has no revenues, significantly limited capital resources and is subject to all of the risks and uncertainties that are typical of a development stage enterprise. Significant uncertainties include, among others, whether it will be able to raise the capital it needs to finance the start of its planned operations and whether such operations, if launched, will enable the Company to become a profitable enterprise.

On February 14, 2013, in connection with the closing of a private placement, we issued and sold an aggregate of  3,045,929 shares of common stock, for an aggregate purchase price of $9,137,787 in cash, and warrants to purchase up to an aggregate of  1,522,969 shares of common stock. The Company concurrently entered into a registration payment arrangement requiring it to file a Form S-1 with the Securities and Exchange Commission within 30 days of the closing date of this transaction and cause it to be declared effective by no later than 90 days of the closing date of this transaction. The registration payment arrangement provided for the Company to pay liquidated damages in the amount of 2% of the proceeds received in this transaction per month for each month that the Company is not in compliance with this requirement, not to exceed 10% in the aggregate. The Company determined that it was probable that it would not be in a position to comply with these requirements and therefore allocated approximately $360,000 of the proceeds received in this transaction to a registration payment obligation.

In the second quarter of 2013, the Company, its Chief Executive Officer and a related party became party to a series of agreements to settle up to $2,286,511 of liabilities, which Company management believes are the primary obligation of the related party. The Company and the related party have entered into indemnification agreements whereby the related party has agreed to defend and hold the Company harmless against all such obligations and amounts, whether paid or unpaid, arising from these agreements. The Company paid $593,111 of the total settlement liabilities in the second quarter of 2013 and had $1,691,400 in outstanding settlement liabilities, $300,000 of which is past due, $713,900 of which was due in July 2013, and $677,500 of which was due in August 2013. The counter parties to these agreements reserve the right to demand payment at any time. The Chief Executive Officer also agreed to deliver or cause to be delivered 47,128 shares of common stock in the Company to one of the counter parties as a separate component of one of these agreements. Accordingly, the Company does not believe it is required to record a liability for the shared-based component of this specific agreement during the second quarter ended June 30, 2013.

There is uncertainty as to whether the related party will have sufficient liquidity to repay the Company or fund the indemnification agreements should it become necessary.

Concurrent with the execution of such settlement agreements, the Company received promissory notes from the related party whereby the related party agreed to pay the Company the principal amount of $593,111 plus interest at an annualized rate of 5% as reimbursement of the payments that the Company made to settle a portion of the agreements.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not include any adjustments relating to the recovery of assets or the classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Management believes the Company’s ability to continue its operations depends on its ability to raise capital.  The Company entered into a licensing agreement providing it with the use of certain technology.  The Company is currently developing pre-clinical and clinical studies of drug candidates.  The licensing agreement described in Note 4 also enables the Company to sell the licensed technology as a research product or sublicense the technology to other third parties as alternative sources of revenue to its own product development efforts.  The Company’s future depends on the costs, timing, and outcome of regulatory reviews of its product candidates and the costs of commercialization activities, including product marketing, sales and distribution.  During the first quarter of 2013, the Company has raised approximately $9.95 million in certain private placement transactions. The Company expects to continue to finance its cash needs through additional private equity offerings and debt financings, corporate collaboration and licensing arrangements and grants from patient advocacy groups, foundations and government agencies. Although management believes that the Company has access to capital resources, there are no commitments for financing in place at this time, nor can management provide any assurance that such financing will be available on commercially acceptable terms, if at all.